Consolidated Statements of Income and Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue
Total revenue	$ 882,533	$ 53,304
Total operating costs	116,146	13,746
Gross profit	766,387	39,558
Operating expenses
Research and development expenses		118,444	25,052
General and administrative expenses	538,554	336,235	94,335
Total operating expenses	538,554	454,679	119,387
Income (loss) from operations	227,833	(415,121)	(119,387)
Non-operating (expense) income
Interest (expense) income, net	(39,770)	10	7
Other income	2,752
Total non-operating (expense) income, net	(37,018)	10	7
Income (loss) before income taxes	190,815	(415,111)	(119,380)
Income tax expense	21,530
Net income (loss) from continuing operations	169,285	(415,111)	(119,380)
Discontinued operation
Loss from discontinued operation, net of income tax	(282,761)	(304,982)	(371,626)
Gain from sale of discontinued operation, net of income tax	865,085
Gain (loss) from discontinued operation, net of income tax	582,324	(304,982)	(371,626)
Net income (loss)	751,609	(720,093)	(491,006)
Foreign currency translation	47,929	44,572	(4,395)
Comprehensive income (loss)	$ 799,538	$ (675,521)	$ (495,401)
Earnings (loss) per common share
Continuing operations - basic (in Dollars per share)	$ 0	$ 0	$ (1.19)
Continuing operations - diluted (in Dollars per share)	0	0	(1.19)
Discontinued operations - basic (in Dollars per share)	0.01	0	(3.72)
Discontinued operations - diluted (in Dollars per share)	0.01	0	(3.72)
Net income (loss) per common share - basic (in Dollars per share)	0.01	(0.01)	(4.91)
Net income (loss) per common share - diluted (in Dollars per share)	$ 0.01	$ (0.01)	$ (4.91)
Weighted average number of common shares outstanding:
Weighted average number of common shares outstanding, basic (in Shares)	111,120,000	104,417,534	100,000
Weighted average number of common shares outstanding, diluted (in Shares)	111,120,000	104,417,534	100,000
Products Sales
Revenue
Total revenue	$ 601,570
Training
Revenue
Total revenue	154,107
Related Parties
Revenue
Total revenue	126,856	53,304
Third Parties
Revenue
Total operating costs	$ 116,146	$ 13,746